Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Jun. 30, 2014
Document And Entity Information Abstract
Entity Registrant Name	HAWTHORN BANCSHARES, INC.
Entity Central Index Key	0000893847
Trading Symbol	hwbk
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		5,233,986
Entity Public Float			$ 50,199,289
Document Type	10-K
Document Period End Date	Dec. 31, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY